Use Of Judgements And Estimates - Additional Information (Detail) - EUR (€)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Use Of Judgements And Estimates [Line Items]
Weight average cost of capital	12.80%	35.00%	35.00%	35.00%
Growth rate for its terminal value	1.01%	2.50%	2.50%	2.50%
Percentage of employees will resign before the milestone dates are achieved	17.00%	13.75%
Increase Decrease In Fair Value Of Loan Due To Reasonably Possible Increase In Unobservable Input	€ 1,404,869
Arrival Share Option Plan Two Thousand Twenty Member [Member] | First Anniversary Of The Participant Start Date [Member]
Use Of Judgements And Estimates [Line Items]
Percentage Of Share Options Granted Vest	50.00%
Arrival Share Option Plan Two Thousand Twenty Member [Member] | Production Rate Milestone [Member]
Use Of Judgements And Estimates [Line Items]
Percentage Of Share Options Granted Vest	25.00%
Arrival Share Option Plan Two Thousand Twenty Member [Member] | Contribution Mile Stone [Member]
Use Of Judgements And Estimates [Line Items]
Percentage Of Share Options Granted Vest	25.00%
Later than one year [member]
Use Of Judgements And Estimates [Line Items]
Repayment of debt payable percentage	10.00%
Later than two years and not later than three years [member]
Use Of Judgements And Estimates [Line Items]
Repayment of debt payable percentage	30.00%
Later than three years and not later than four years [member]
Use Of Judgements And Estimates [Line Items]
Repayment of debt payable percentage	30.00%